Revenues	9 Months Ended
Sep. 30, 2020
Revenue [abstract]
Revenues
14.	REVENUES

Under the terms of the Company’s concentrate sales contracts, lead–silver and zinc-silver concentrates are sold on a provisional pricing basis whereby sales are recognized at prevailing metal prices when the revenue recognition criteria have been met, namely when title and the risks and rewards of ownership have transferred to the customer. Final pricing of each delivery is not determined until one or two months post-delivery. The price recorded at the time of sale may differ from the actual final price received from the customer due to changes in market prices for metals. The price volatility is considered an embedded derivative in accounts receivable. The embedded derivative is recorded at fair value by mark-to-market adjustments at each reporting period until settlement occurs, with the changes in fair value recorded in revenues.

During the three months ended September 30, 2020, the Company recognized a positive adjustment to revenues of $227 as net receivables were ultimately settled at higher values than provisionally priced during the second quarter of 2020 (2019: negative adjustment of $31).

As at September 30, 2020, provisionally priced sales totalled $6,909 which are expected to settle at final prices during the fourth quarter of 2020.

During the three and nine months ended September 30, 2020, the Company recorded $nil and $496, respectively, as revenues associated with the initial ore milling test under the toll milling arrangement signed with Hecla Mining Company (three and nine months ended September 30, 2019: $430 and $508 respectively).

The Company recognized the following amounts related to revenue:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
Concentrate revenues from contracts with customers	9,440	5,938	15,661	19,714
Provisional pricing adjustment on concentrate sales	227	(165)	1,016	(167)
Revenues from toll milling services	-	430	496	508
Total revenues	9,667	6,203	17,173	20,055

The following table sets out the disaggregation of revenue by metal and form of sale:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
Concentrate revenues from contracts with customers:
Silver	6,100	3,301	10,084	9,940
Lead	1,541	1,108	2,873	3,371
Zinc	2,026	1,364	3,720	6,236
Revenues from toll milling services	-	430	496	508
Total revenues	9,667	6,203	17,173	20,055